Note 4. Capital Lease, in Default	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 4. Capital Lease, in Default

Note 4.                        Capital Lease, in default

            In June 1 2014, Mulberry Processing, LLC, a wholly owned subsidiary of the Company, entered into a contract to lease certain real property and buildings in Bradley, Florida from Bowling Green Holdings, LLC (“BGH”), a company owned by David Kasmoch, the father of Timothy R. Kasmoch, the Company’s President and Chief Executive Officer.  The lease term is for five years beginning June 1, 2014 and a monthly payment of $10,000.  This lease has been determined to be a capital lease and a liability and related asset of $420,346 was recorded in June 2014 concurrent with the start of the lease agreement.

            Depreciation on assets under capital leases charged to expense for both the three months ended March 31, 2016 and 2015 was $21,007, recorded as cost of sales.  Interest charged related to capital lease liabilities for the three months ended March 31, 2016 and 2015 was $11,747 and $14,275, respectively, recorded as interest expense.  At both March 31, 2016 and December 31, 2015, the Company was delinquent in its payments and in default of its lease agreement however there is no acceleration provision in the lease agreement.  The total lease liability at both March 31, 2016 and December 31, 2015 was $375,436.

Note 4.            Capital Lease, in default

In June 2014, Mulberry Processing, LLC, a wholly owned subsidiary of the Company, entered into a contract to lease certain real property and buildings in Bradley, Florida from Bowling Green Holdings, LLC (“BGH”), a company owned by David Kasmoch, the father of Timothy R. Kasmoch, the Company’s President and Chief Executive Officer.  The lease term is for five years beginning June 1, 2014 and a monthly payment of $10,000.  At December 31, 2015 and 2014 the Company was in default of its payments.  This lease has been determined to be a capital lease and a liability and related asset of $420,346 was recorded in June 2014 concurrent with the start of the lease agreement.

The following is a summary of property held under capital leases at December 31, 2015 and 2014:

	2015	2014
Leased real property at Bradley, Florida - BGH	$420,346	$420,346
Less accumulated depreciation	133,111	49,040
	$287,235	$371,306

Depreciation on assets under capital leases charged to expense for the years ended December 31, 2015 and 2014 was $84,071 and $49,040, respectively, recorded as cost of sales.  Interest charged related to capital lease liabilities for the years ended December 31, 2015 and 2014 was $53,424 and $35,508, respectively, recorded as interest expense.  At both December 31, 2015 and 2014, the Company was in default of its payments, however there is no acceleration provision in the lease agreement.  The total lease liability at December 31, 2015 and 2014 was $375,436 and $405,930, respectively.

The following is a schedule by years of future minimum payments required under the lease together with their present value as of December 31, 2015:

amount
2016	$220,000
2017	120,000
2018	120,000
2019	50,000
Total minimum lease payments	510,000
Less amount representing interest	134,564
Present value of lease payments	$375,436

Current maturities	$133,436
Non-current maturities	$242,000